INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14. INCOME TAXES

FDCTech, Inc. (the “U.S. Parent”) is a standalone U.S. domestic C-corporation and files its U.S. federal and California state income tax returns separately. The Company’s operating subsidiaries — Alchemy Markets Ltd. (Malta), Alchemy Prime Limited (United Kingdom), AD Advisory Services Pty Ltd. (Australia), Alchemy International Ltd. (Seychelles) and Alchemytech Ltd. (Cyprus) — are separate legal entities that file and pay income tax in their own jurisdictions. The U.S. Parent does not include foreign subsidiary earnings in its U.S. returns, and the undistributed earnings of the foreign subsidiaries continue to be regarded as indefinitely reinvested outside the United States; accordingly, no deferred U.S. federal income tax liability has been recognized in respect of those earnings. The Company accounts for income taxes under ASC 740, Income Taxes, using the asset and liability method, and for interim periods applies the estimated annual effective tax rate to ordinary income in accordance with ASC 740-270.

No provision for income taxes was recorded for the three or six months ended June 30, 2026 or 2025. The U.S. Parent has a history of standalone pre-tax losses and, as disclosed in the Company’s Annual Report on Form 10-K/A for the year ended December 31, 2025, carries a full valuation allowance against its net deferred tax assets, together with an accumulated U.S. federal net operating loss carryforward of approximately $1,842,001 at December 31, 2025. Federal net operating losses arising after December 31, 2017, carry forward indefinitely but may offset no more than 80% of taxable income in any year. Management has reassessed the valuation allowance at June 30, 2026 and concluded that a full allowance remains appropriate.

The Company’s operating subsidiaries are separate taxpayers in Malta, the United Kingdom, Australia, Seychelles, Cyprus and the Cayman Islands. As of the date of this Report, the Company had not received complete current and deferred income tax information, computed under local law, from all of its foreign subsidiaries, nor confirmatory advice from local tax advisers regarding the treatment of intercompany balances settled during the quarter and the availability of local loss relief. Based on information presently available, management estimates that the consolidated provision for income taxes for the six months ended June 30, 2026, once determined, will be in the range of approximately $83,000 to $177,000, reflecting current income tax arising principally at the Company’s Maltese subsidiary and an estimated charge at its Cypriot subsidiary, partially offset by the reversal of deferred tax liabilities at the foreign subsidiaries. Management does not presently expect the amount to be material to the Company’s consolidated financial position. In addition, the Company is assessing, with the assistance of its U.S. tax advisers, whether the earnings of its non-U.S. subsidiaries give rise to a current inclusion in the taxable income of FDCTech, Inc. under the U.S. controlled foreign corporation rules. That assessment is not complete, and the Company is unable at this time to estimate the amount of any such inclusion or the related tax, if any. Any amount ultimately determined in respect of the matters described above could differ materially from the estimate above and will be recorded in the period in which it is determined.

The consolidated balance sheet includes a tax receivable of $85,119 at June 30, 2026 (December 31, 2025: $190,346), recoverable by Alchemy Markets Ltd. from the Maltese tax authorities. Malta levies corporate income tax at a standard rate of 35%, subject to a shareholder refund mechanism that generally reduces the effective rate on distributed trading income to approximately 5%; the receivable represents amounts recoverable under that mechanism. The Company also recognized current income tax payable of $170,382 at June 30, 2026 (December 31, 2025: $nil), arising at Alchemy Markets Ltd., and deferred tax liabilities of $191,469 (December 31, 2025: $377,975), which relate to temporary differences arising at the foreign subsidiaries, principally Alchemy Markets Ltd., and are measured using the enacted tax rates of the relevant jurisdictions.

The Company is subject to examination by the U.S. Internal Revenue Service, the California Franchise Tax Board, and the tax authorities of Malta, the United Kingdom, Australia, Seychelles and Cyprus. No income tax examinations were in progress at June 30, 2026, and no change in the Company’s assessment of uncertain tax positions arose during the six months ended June 30, 2026.

NOTE 16. INCOME TAXES

The income tax disclosures below reflect the tax position of FDCTech, Inc. as a standalone U.S. domestic C-corporation (the “U.S. Parent”). The Company’s foreign operating subsidiaries – Alchemy Markets Ltd. (Malta), Alchemy Prime Limited (United Kingdom), AD Advisory Services Pty Ltd. (Australia), Alchemy International Ltd. (Seychelles), and Alchemytech Ltd. (Cyprus) – are separate legal entities subject to income taxation in their respective jurisdictions. The U.S. Parent does not include foreign subsidiary earnings in its U.S. federal or state income tax returns. The deferred tax liabilities recognized on the consolidated balance sheet in respect of the foreign subsidiaries are discussed separately below.

The Company calculates its income tax provision using the asset and liability method prescribed under ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as for net operating loss (“NOL”) carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

United States Federal and State Income Taxes – FDCTech, Inc.

The U.S. Parent is subject to the U.S. federal corporate income tax at a flat rate of 21% under the Tax Cuts and Jobs Act of 2017, as well as applicable state income taxes in California. For the fiscal years ended December 31, 2025, and December 31, 2024, the U.S. Parent generated a pre-tax loss from operations on a standalone basis. In each year, the provision for income taxes attributable to the U.S. Parent was $nil, as described below.

Book-to-Tax Reconciliation – FDCTech, Inc. (U.S. Parent Standalone)

The following table reconciles the U.S. Parent’s pre-tax book loss to taxable income (loss) for the fiscal years ended December 31, 2025, and December 31, 2024:

Income Tax	Deferred Tax Assets/Liability
	December 31, 2025 (Restated)		December 31, 2024 (Restated)
	Book value	Tax value	Book value	Tax value
Income (Loss) per Books	(878,612)	(184,509)	(507,821)	(106,642)
M-1 Differences:
Stock/options issued for services	49,300	10,353	846,950	177,860
Allowance for doubtful accounts	—	—	44,058	9,252
Tax income (loss)	(829,312)	(174,156)	383,187	80,469

Prior Year NOL (exclude the effect of state tax)	(1,842,001)	(212,665)	(1,395,876)	(293,134)
Cumulative NOL	(1,842,001)	(386,820)	(1,842,001)	(212,665)

	December 31, 2025 (Restated)	December 31, 2024 (Restated)
Net operating loss carry forwards.	386,820	212,665
Stock/options issued for services	10,353	177,860
Allowance for doubtful accounts	—	9,252
Valuation allowance	(397,173)	(399,776)
Total	—	—

Tax at statutory rate (21%)	(184,509)	(106,642)
State tax benefit, net of federal tax effect	—	—
Change in valuation allowance	184,509	106,642
Total	—	—

Note 16. Income Taxes (continued)

For the fiscal year ended December 31, 2025, the non-cash stock-based compensation add-back of $49,300 consists of: (i) $35,200 representing the fair value of 32,000,000 shares of restricted common stock issued to employees of the Company’s subsidiaries for services rendered; and (ii) $14,100 representing 10,000 shares of Series B Convertible Preferred Stock issued to Nick G. Kundnani for services, recognized at $1.41 per share. For the fiscal year ended December 31, 2024, the add-back of $846,950 represents 561,844 shares of Series B Convertible Preferred Stock issued to officers, directors, and consultants for services rendered ($792,200), and 500,000 shares of common stock issued for services ($54,750). The allowance for doubtful accounts of $44,058, recognized as a general and administrative expense in fiscal year 2024 in connection with the restatement, is not deductible for U.S. federal income tax purposes until the related receivable is actually written off as uncollectible.

For the fiscal year ended December 31, 2024, the pre-NOL taxable income of $383,187 was fully offset by prior-period NOL carryforwards, resulting in net taxable income of $nil and a current tax provision of $nil. For the fiscal year ended December 31, 2025, the U.S. Parent generated a net taxable loss of $829,312, resulting in no current income tax expense.

Net Operating Loss Carryforwards

At December 31, 2025, the U.S. Parent had generated a current-year taxable loss of $829,312, which is added to the accumulated NOL carryforward. Federal NOL carryforwards generated after December 31, 2017, carry forward indefinitely but are subject to a utilization limitation of 80% of taxable income in any given year. Federal NOL carryforwards generated prior to January 1, 2018, expire 20 years after the year in which they arose and are not subject to the 80% limitation. The accumulated U.S. federal NOL carryforward of FDCTech, Inc. as of December 31, 2025, inclusive of the $829,312 generated in fiscal year 2025, is approximately $1,842,001. The Company has filed its U.S. federal tax return for the fiscal year ended December 31, 2025.

In evaluating the realizability of deferred tax assets, management considered all available positive and negative evidence, including the U.S. Parent’s history of cumulative operating losses, the expected reversal of existing temporary differences, tax planning strategies, and projected future taxable income. Based on the weight of available evidence, and in particular the U.S. Parent’s sustained history of pre-tax losses at the standalone entity level, management has determined that it is more likely than not that the U.S. Parent’s gross deferred tax assets will not be realized. Accordingly, a full valuation allowance has been established against the U.S. Parent’s net deferred tax assets as of December 31, 2025, and 2024.

The change in valuation allowance for fiscal year 2025 reflects the addition of the deferred tax asset arising from the $829,312 current-year taxable loss (generating a deferred tax asset of $174,156 at 21%), partially offset by the release of the $36,038 deferred tax asset associated with the $383,187 of prior-period NOL carryforward utilized during fiscal year 2024 (reflected in the FY2024 comparative column). The allowance for doubtful accounts of $44,058 recognized in fiscal year 2024 results in a temporary difference of $9,252 (at 21%) that is expected to reverse upon charge-off of the related receivable.

Foreign Subsidiary Taxes and Deferred Tax Liabilities

The Company’s foreign operating subsidiaries are subject to income taxes in their respective jurisdictions. Alchemy Markets Ltd. is subject to corporate income tax in Malta under the Income Tax Act at a standard rate of 35%, with a refund mechanism that generally results in an effective tax rate of approximately 5% for trading income distributed to non-Maltese shareholders. Alchemy Prime Limited is subject to UK Corporation Tax at the applicable statutory rate. AD Advisory Services Pty Ltd. is subject to Australian income tax at the applicable corporate rate. Alchemy International Ltd. is subject to income tax in Seychelles under applicable local legislation. Alchemytech Ltd. is subject to income tax in Cyprus.

The Company does not consolidate foreign subsidiary earnings for U.S. tax purposes. Management considers the undistributed earnings of its foreign subsidiaries to be indefinitely reinvested outside the United States, and accordingly, no deferred U.S. federal income tax liability has been recognized with respect to such earnings.

The consolidated balance sheet includes a deferred tax liability of $377,975 as of December 31, 2025 (December 31, 2024: $333,418), relating to temporary differences arising at the Company’s foreign subsidiaries, primarily Alchemy Markets Ltd. in Malta. The deferred tax expense recognized in the consolidated statements of operations arising from changes in this liability was $44,557 for the fiscal year ended December 31, 2025 (fiscal year 2024: deferred tax benefit of $513,163). These amounts are measured using the enacted tax rates applicable in the relevant foreign jurisdictions.

Uncertain Tax Positions

The Company has analyzed its tax positions in all jurisdictions in accordance with ASC 740-10-25 and has identified no uncertain tax positions requiring recognition or disclosure as of December 31, 2025, or December 31, 2024. The Company does not anticipate a material change in the amount of unrecognized tax benefits within the next twelve months. Should uncertain tax positions be identified in the future, any related interest and penalties would be recognized as components of income tax expense.

Open Tax Years

The Company’s U.S. federal and California state income tax returns are subject to examination for tax years beginning in 2021. The U.S. federal income tax returns for fiscal years 2023 and 2022 have been filed and accepted. The California franchise tax returns for fiscal years 2023 and 2022 have also been filed and accepted. At December 31, 2025, the Company has no ongoing tax examinations in any jurisdiction.